UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ 1,576,245	$ (375,430)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income earned on Trust assets	(6,406,043)	(1,156,737)
Changes in operating assets and liabilities:
Prepaid expenses	343,687	402,450
Income taxes payable	1,572,639	0
Deferred income taxes	(254,985)	0
Accrued expenses	1,154,147	71,926
Net cash used in operating activities	(2,014,310)	(1,057,791)
Cash flows from investing activities:
Deposit into Trust Account for extension	(800,000)	0
Withdrawal from Trust Account for redemptions	220,995,813	0
Withdrawal from Trust Account for working capital and tax	1,961,465	0
Net cash provided by (used in) investing activities	222,157,278	0
Cash flows from financing activities:
Trust redemptions	(220,995,813)	0
Net cash (used in) provided by financing activities	(220,995,813)	0
Net change in cash	(852,845)	(1,057,791)
Cash at beginning of period	1,342,435	2,579,658
Cash at end of period	489,590	1,521,867
Non-cash financing activities:
Excise tax on redemption of Class A common stock subject to possible redemption	2,209,958	0
Remeasurement of Class A Common Stock Subject to Possible Redemption	$ 5,756,089	$ 671,951